RECEIVABLES	12 Months Ended
Dec. 31, 2010
RECEIVABLES
RECEIVABLES

NOTE 3. RECEIVABLES

          Receivables at each respective period consisted of the following:

	December 31,
	2010	2009
	(in thousands)
Trade receivables	$100,717	$90,832
Other	3,721	4,889
Allowance for doubtful accounts	(1,564)	(1,789)

	$102,874	$93,932